Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Expected income tax recovery, Rate	25.00%	25.00%